Dividend Value Fund Investment Objectives and Goals - Dividend Value Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Dividend Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.
Objective, Secondary [Text Block]	Income is a secondary objective.